Segment Reporting - Geographical (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Geographical
Revenue	$ 675.0	$ 610.2
Royalty, stream and working interests	3,939.2	3,668.3
Investments	203.1	147.4
Oil and gas well equipment	12.7	14.0
United States
Geographical
Revenue	100.2	92.4
Royalty, stream and working interests	622.5	502.0
Canada
Geographical
Revenue	125.5	116.9
Royalty, stream and working interests	666.7	610.5
Investments	203.1	147.4
Oil and gas well equipment	12.7	14.0
Peru
Geographical
Revenue	153.1	167.5
Royalty, stream and working interests	953.2	1,021.7
Chile
Geographical
Revenue	105.2	88.4
Royalty, stream and working interests	533.4	586.1
Panama
Geographical
Royalty, stream and working interests	734.4	468.9
Other Latin America other than Peru and Chile
Geographical
Revenue	67.7	47.8
Other Latin America other than Peru, Chile and Panama
Geographical
Royalty, stream and working interests	59.0	64.3
Rest of World
Geographical
Revenue	123.3	97.2
Royalty, stream and working interests	$ 370.0	$ 414.8